SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

14. SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer, who reviews net income (loss) to make decisions about allocating resources and assessing performance of the Group. The Group’s CODM reviews and utilizes the consolidated results to manage the Group’s operation as a whole and hence, the Company has only one operating and reportable segment - Polysilicon. The CODM assesses performance for the segment by comparing actual versus budget results, and such results are used to decide whether to reinvest profits into the segment or to pay dividends. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. Although Xinjiang Daqo got listed in the PRC in 2021, considering the PRC listed group generates substantially all the revenues and possesses substantially all the assets of the Group, the Group’s CODM does not change the way he reviews the consolidated results.

Substantially all of the Group’s revenues are derived in the PRC. The Group’s long-lived assets and operations are all located in the PRC and no geographical information is presented.